Investments in equity accounted associates (Details) $ in Thousands		12 Months Ended
	Jan. 27, 2022 USD ($) company	Dec. 31, 2022 USD ($)	Mar. 30, 2022 USD ($)	Feb. 04, 2022 USD ($)
Disclosure of associates [line items]
Discount rate (in percent)		30.00%
EV/Bookings multiple		1.2
Enterprise Value EBITDA Multiple		8.6
MX Capital Limited
Disclosure of associates [line items]
Percentage of shares acquired (in percent)	48.80%
Consideration	$ 15,000
Put and call option to obtain full control (as a percent)	100.00%
Further earn-out payments	$ 35,000
Fair value of sellers earn-outs	$ 2,297
Put and call option to obtain full control (as a percent)	100.00%
Fair Value Of Symmetric Option Assets	$ 2,623
Fair Value Of Symmetric Option Liability	9,810
Further consideration	$ 100,000
Fair value of founders earn-outs				$ 258
Goodwill impairment		$ 0
Recoverable amount of the CGU		$ 0
Period applied to cash flow projections		3 years
Discount rate (in percent)		19.30%
Impairment charge		$ 15,881
Percentage of change in EV/EBITDA multiple		10.00%
Percentage of change in EV/Bookings multiple		10.00%
Increase in recoverable amount due to change in EV/Bookings multiple		$ 785
Decrease in recoverable amount due to change in EV/Bookings multiple		0
Castcrown Limited
Disclosure of associates [line items]
Percentage of shares acquired (in percent)	49.50%
Consideration	$ 2,970
Number of survival RPG titles | company	2
Put and call option to obtain full control (as a percent)	100.00%
Additional option premium	$ 515
Derivative asset arising from call option		$ (1,799)	$ (1,799)
Maximum option premium	1,200
Put and call option to obtain full control (as a percent)	100.00%